CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenue:
Total revenues	¥ 87,487,510	$ 12,510,547	¥ 65,731,559	¥ 55,617,933
Cost of sales:
Total cost of sales	(75,571,805)	(10,806,624)	(59,238,797)	(52,566,137)
Gross profit	11,915,705	1,703,923	6,492,762	3,051,796
Operating expenses:
Research and development	(10,604,993)	(1,516,494)	(13,037,304)	(13,431,399)
Selling, general and administrative	(16,087,747)	(2,300,517)	(15,741,057)	(12,884,556)
Other operating income, net (including income from related parties of nil, nil and RMB150,000 for the years ended December 31, 2023, 2024 and 2025, respectively)	735,797	105,218	411,526	608,975
Total operating expenses	(25,956,943)	(3,711,793)	(28,366,835)	(25,706,980)
Loss from operations	(14,041,238)	(2,007,870)	(21,874,073)	(22,655,184)
Interest and investment income	761,658	108,916	853,728	2,210,018
Interest expenses	(885,248)	(126,589)	(798,363)	(403,530)
Gain/(loss) on extinguishment of debt	(14,660)	(2,096)	(4,480)	170,193
Share of income/(loss) of equity investees	(1,092,184)	(156,180)	(503,193)	64,394
Other income/(loss), net	450,953	64,485	(98,143)	155,191
Loss before income tax expense	(14,820,719)	(2,119,334)	(22,424,524)	(20,458,918)
Income tax (expense)/benefit	(121,882)	(17,429)	22,815	(260,835)
Net loss	(14,942,601)	(2,136,763)	(22,401,709)	(20,719,753)
Accretion on redeemable non-controlling interests to redemption value	(609,857)	(87,208)	(347,516)	(303,163)
Net (profit)/loss attributable to non-controlling interests	(18,220)	(2,605)	91,533	(124,051)
Net loss attributable to ordinary shareholders of NIO Inc.	(15,570,678)	(2,226,576)	(22,657,692)	(21,146,967)
Net loss	(14,942,601)	(2,136,763)	(22,401,709)	(20,719,753)
Other comprehensive (loss)/income
Change in unrealized losses related to available-for-sale debt securities, net of tax | ¥				(770,560)
Foreign currency translation adjustment, net of nil tax	(2,860)	(409)	149,668	11,514
Total other comprehensive (loss)/income	(2,860)	(409)	149,668	(759,046)
Total comprehensive loss	(14,945,461)	(2,137,172)	(22,252,041)	(21,478,799)
Accretion on redeemable non-controlling interests to redemption value	(609,857)	(87,208)	(347,516)	(303,163)
Net (profit)/loss attributable to non-controlling interests	(18,220)	(2,605)	91,533	(124,051)
Other comprehensive loss attributable to non-controlling interests | ¥				156,026
Comprehensive loss attributable to ordinary shareholders of NIO Inc	¥ (15,573,538)	$ (2,226,985)	¥ (22,508,024)	¥ (21,749,987)
Weighted average number of ordinary shares/ADS used in computing net loss per share
Weighted average number of ordinary shares, basic | shares	2,272,635,997	2,272,635,997	2,054,614,522	1,700,203,886
Weighted average number of ordinary shares, diluted | shares	2,272,635,997	2,272,635,997	2,054,614,522	1,700,203,886
Net loss per share/ADS attributable to ordinary shareholders
Net loss per share, basic | (per share)	¥ (6.85)	$ (0.98)	¥ (11.03)	¥ (12.44)
Net loss per share, diluted | (per share)	¥ (6.85)	$ (0.98)	¥ (11.03)	¥ (12.44)
Vehicle sales
Revenue:
Total revenues	¥ 76,883,876	$ 10,994,248	¥ 58,234,086	¥ 49,257,270
Cost of sales:
Total cost of sales	(65,670,810)	(9,390,801)	(51,094,616)	(44,587,572)
Other sales
Revenue:
Total revenues	10,603,634	1,516,299	7,497,473	6,360,663
Cost of sales:
Total cost of sales	¥ (9,900,995)	$ (1,415,823)	¥ (8,144,181)	¥ (7,978,565)